Financial Risk Management - Disclosure of Financial Instruments by Type of Interest Rate (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Statement Line Items [Line Items]
Borrowings		$ 1,315
Total	17,495	38,913
Floating Rate Instruments [Member]
Statement Line Items [Line Items]
Bank overdrafts
Working capital financing bank facility
Convertible notes
Borrowings	14,500	17,900
Total	$ 14,500	$ 17,900